Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Aspiriant Global Equity Trust
Prospectus Date	rr_ProspectusDate	Mar. 19, 2013
Document Creation Date	dei_DocumentCreationDate	Mar. 19, 2013